SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Information Relating to Property, Plant and Equipment (Details)	Dec. 31, 2023
Buildings | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	20 years
Buildings | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	50 years
Medical equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	5 years
Medical equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	20 years
Electronic and office equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	3 years
Electronic and office equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	5 years
Motor vehicles
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	5 years
Leasehold improvement and building improvement | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	5 years